Impairment Losses (Details) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Mar. 31, 2012	Jun. 30, 2013 property	Jun. 30, 2012 property
Long Lived Assets Held-for-sale [Line Items]
Percentage of shortfall on cash flow or operating performance to determine significant underperformance					15.00%
Assumed holding period for core assets					10 years
Recovery of previously recorded impairment loss on hotels held for sale or use				$ 300,000
Number of hotels sold	8	2	13		10	15
One Held For Sale Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use					100,000
Number of hotels subsequently sold				1
Two Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	300,000			200,000	300,000
Number of held for sale hotels, recorded for impairment				2
Number of hotels sold	2
Three Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1,400,000			1,400,000
Number of held for sale hotels, recorded for impairment			3
Five Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	800,000				800,000
Number of held for sale hotels, recorded for impairment	4
Seven Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		300,000
Number of held for sale hotels, recorded for impairment		7
Three Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use	100,000		100,000
Number of hotels subsequently sold	3		3
Four Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of held for sale hotels, recorded for impairment					8
Six Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			100,000			100,000
Number of hotels subsequently sold			6
Eight Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale				1,600,000
Number of hotels subsequently sold				8
Five Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		300,000
Number of hotels subsequently sold		5
One Hotel Reclassified As Held For Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1,400,000			1,400,000
Number of hotels reclassified as held for sale			1
One Hotel Held For Use [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of hotels held for use			1
Impairment losses on hotels held for use			2,700,000
Number of hotels reclassified as held for use	1
Number Of Hotels Held For Use With Impairment Recovery				1
Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					3 years
Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					5 years
One Held For Use Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment losses on hotels held for use	$ 6,500